Financial Instruments and Financial Risk Management - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt investments at fair value through profit or loss
Mutual Fund	$ 574	$ 555
Unlisted equity securities	82	82
Debt investments at fair value through other comprehensive income
Total financial assets	10,041	9,893
Financial liabilities
Derivative financial instruments	17	148
Total financial liabilities	17	148
Corporate bonds [Member]
Debt investments at fair value through other comprehensive income
Total financial assets	9,079	8,956
Government bonds [Member]
Debt investments at fair value through other comprehensive income
Total financial assets	306	300
Level 1 [Member]
Debt investments at fair value through profit or loss
Mutual Fund	574	555
Unlisted equity securities
Debt investments at fair value through other comprehensive income
Total financial assets	574	555
Financial liabilities
Derivative financial instruments
Total financial liabilities
Level 1 [Member] | Corporate bonds [Member]
Debt investments at fair value through other comprehensive income
Total financial assets
Level 1 [Member] | Government bonds [Member]
Debt investments at fair value through other comprehensive income
Total financial assets
Level 2 [Member]
Debt investments at fair value through profit or loss
Mutual Fund
Unlisted equity securities
Debt investments at fair value through other comprehensive income
Total financial assets	9,385	9,256
Financial liabilities
Derivative financial instruments
Total financial liabilities
Level 2 [Member] | Corporate bonds [Member]
Debt investments at fair value through other comprehensive income
Total financial assets	9,079	8,956
Level 2 [Member] | Government bonds [Member]
Debt investments at fair value through other comprehensive income
Total financial assets	306	300
Level 3 [Member]
Debt investments at fair value through profit or loss
Mutual Fund
Unlisted equity securities	82	82
Debt investments at fair value through other comprehensive income
Total financial assets	82	82
Financial liabilities
Derivative financial instruments	17	148
Total financial liabilities	17	148
Level 3 [Member] | Corporate bonds [Member]
Debt investments at fair value through other comprehensive income
Total financial assets
Level 3 [Member] | Government bonds [Member]
Debt investments at fair value through other comprehensive income
Total financial assets